Subsequent Event (Details) - Revolving Credit Facility	Feb. 28, 2020 EUR (€)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 EUR (€)
2025 Revolving Credit Facility | Subsequent Event
Subsequent Event [Line Items]
Revolving credit facility, amount	€ 4,000,000,000
Credit facility extension period (in years)	1 year
2024 Revolving Credit Facility
Subsequent Event [Line Items]
Revolving credit facility, amount		$ 4,500,000,000	€ 4,000,000,000
Credit facility extension period (in years)		1 year